Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	StatutoryReserve[Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 31,501	$ 1,072,932	$ 3,062,159	$ 39,229,282	$ 957,908	$ 44,353,782
Beginning balance, shares at Dec. 31, 2020	31,500,693
Appropriation to statutory reserve			2,005,084	(2,005,084)
Share-based compensation	$ 311	3,148,795				3,149,106
Share-based compensation, shares	310,830
Warrants issued to third parties in conjunction with debt issuance		(1,888,106)				(1,888,106)
Net income				17,385,966		17,385,966
Foreign currency translation adjustment					1,307,260	1,307,260
Ending balance, value at Dec. 31, 2021	$ 31,812	2,333,621	5,067,243	54,610,164	2,265,168	64,308,008
Ending balance, shares at Dec. 31, 2021	31,811,523
Appropriation to statutory reserve			973,718	(973,718)
Net income				8,730,446		8,730,446
Foreign currency translation adjustment					(5,242,692)	(5,242,692)
Exercise of warrants issued in conjunction with legal services in 2020	$ 124	(124)
Exercise of warrants issued in conjunction with legal services, shares	124,223
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021	$ 285	(285)
Exercise of warrants issued to third parties in conjunction with debt issuance, shares	284,654
Stock issuance for convertible promissory notes payable	$ 1,384	1,037,041				1,038,425
Stock issuance for convertible promissory notes payable, shares	1,384,564
Ending balance, value at Dec. 31, 2022	$ 33,605	$ 3,370,253	$ 6,040,961	$ 62,366,892	$ (2,977,524)	$ 68,834,187
Ending balance, shares at Dec. 31, 2022	33,604,965